Prepayment for acquisition	6 Months Ended
Mar. 31, 2025
Prepayment for acquisition
Prepayment for acquisition

Note 9 – Prepayment for acquisition

On March 31, 2025 and April 23, 2025, CN Energy and Ewforest (the “Purchaser”) entered into a share purchase agreement (the “Purchase Agreement”) with, Ynong Group Limited (the “Seller”) and Ynong International Group Limited (“Ynong”), pursuant to which the Seller agreed to sell and the Purchaser agreed to purchase 4,500 shares of Ynong ordinary shares (the “Ynong Shares”), of which represents forty-five percent (45%) of the issued and outstanding Ynong ordinary shares to the Purchaser. Ynong directly owns all of the issued and outstanding equity of an Indonesian entity, PT Grand Indonesia Forestmates (“PGIF”), and PGIF and two Indonesian citizens, collectively, directly owns 90% and 10%, respectively, of another Indonesian entity, PT Wana Arga Nusantara (“PWAN”), which is the operating business.

In connection with the execution of the Purchase Agreement, the Seller entered into a side letter with PGIF and PWAN, in which PGIF and PWAN agreed to be bound by and comply with the covenants and obligations set forth in the Purchase Agreement that are applicable to each of PGIF and PWAN.

Pursuant to, and upon the terms and subject to the conditions set forth in the Purchase Agreement, the consideration for the Ynong Shares will consist of the following:

(iv)	$6,365,348 in cash payable by CN Energy to the Seller will be made as a post-closing payment;

(v)

50,000,000 Class A ordinary shares, no par value per share, of CN Energy, having an aggregate value of $10,000,000 with a cost basis of $0.20 per share (the “Consideration Shares”), issuable by CN Energy to the Seller on the Closing Date; and

(vi)

assignment of certain accounts receivables of the subsidiaries of the Company (the “Assigning Subsidiaries”) with an aggregate value of $24,548,022 (the “Assigned Receivables”), to be effected on the Closing Date.

Aforementioned, prepayment for acquisition was related to the Assigned Receivables of $24,548,022.

On April 30, 2025, the Company and its wholly owned subsidiary, Ewforest, closed a transaction (the “Closing”) involving the acquisition of 4,500 shares of Ynong from the Seller in exchange for, among other things, the issuance by the Company of 50,000,000 shares of its Class A ordinary shares (“Shares”) to the Seller and its designees (the “Designees”) and the assignment to the Seller of certain accounts receivable of the subsidiaries of the Company (the “Subsidiaries”) with an aggregate value of $24,548,022, pursuant to the Share Purchase Agreement dated as of March 31, 2025 (the “Original Purchase Agreement”), as amended by the Amendment to Share Purchase Agreement dated as of April 23, 2025 (the “Amendment” and, together with the Share Purchase Agreement, the “Purchase Agreement”), entered into between the Company, the Purchaser, the Seller, and Ynong, and pursuant to the side letters (the “Side Letters”) entered into between the Seller, an Indonesian entity (“PGIF”) and the operating Indonesian entity (“PWAN”).

In connection with the Closing, the following agreements were entered into and made effective as of April 30, 2025, the date of the Closing:

•

a shareholder agreement between the Company, the Purchaser, the Seller, Ynong, an Indonesian entity (“PGIF”), the operating Indonesian entity (“PWAN”), and the other shareholders of PGIF and PWAN, which governs, among other things, the composition of the board of directors, restriction on share transfers, preemptive rights and significant corporate actions of HoldCo, PGIF and PWAN, as applicable;

•

a voting agreement entered into between a holder of Class B ordinary shares of the Company and the Designees, in which the Designees granted the Class B holder the authority to vote the applicable Shares issued to them; and

•	an assignment agreement entered into between the Subsidiaries and the Seller in which the Subsidiaries assigned certain of its account receivables with an aggregate value of $24,548,022 to the Seller.

In addition, the Company will pay to the Seller a post-Closing payment of $6,365,348 in cash on or prior to June 30, 2025. Pursuant to the Purchase Agreement and Side Letters, PWAN will appoint an individual designated by the Company to serve on the board of directors of PWAN on or prior to June 30, 2025, pursuant to a director agreement to be entered into between the individual designated by the Company and PWAN.

The total consideration for the 4,500 shares of Ynong is $40,913,370, which consists of: (i) the Shares, which had an aggregate value of $10,000,000; (ii) the account receivables, which have an aggregate value of $24,548,022; and (iii) the cash payment of $6,365,348 to be paid by the Company to the Seller as a post-Closing obligation.